Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD QUALITY BOND FUND
Supplement Text Block	hmfic_SupplementTextBlock

SUPPLEMENT JUNE 9, 2014 TO

THE HARTFORD QUALITY BOND FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2014

Effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.             Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the following is added as the last sentence to the first paragraph:

The Fund may invest in “to-be-announced” securities, including when-issued and delayed delivery securities and forward commitment transactions.

2.             Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

As part of its secondary strategy, the Fund may invest in various types of stripped securities including interest only and principal only securities.  The Fund may also invest in other investment companies, including exchange-traded funds.

3.             Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — Additional Risks and Investment Information” in the Prospectus, the following disclosure is deleted, and the disclosure is added under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus:

To Be Announced (TBA) Securities Risk — TBA securities include when-issued and delayed delivery securities and forward commitments.  TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Supplement Closing	hmfic_SupplementClosingTextBlock	This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.